Revenue and expenses (Schedule of other operating expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenue And Expenses [Line Items]
Other operating expenses	$ 17,583	$ 51,116
Regional costs [Member]
Revenue And Expenses [Line Items]
Other operating expenses	3,602	3,780
Loss on disposal of property,plant & equipment [Member]
Revenue And Expenses [Line Items]
Other operating expenses	5,088	4,807
Closure cost adjustment - non-producing properties [Member]
Revenue And Expenses [Line Items]
Other operating expenses	2,721	2,289
Allocation of community costs [Member]
Revenue And Expenses [Line Items]
Other operating expenses	2,880	2,216
Write down of UCM receivable [Member]
Revenue And Expenses [Line Items]
Other operating expenses	0	25,978
Pampacancha delivery obligation [Member]
Revenue And Expenses [Line Items]
Other operating expenses	0	7,499
Other [Member]
Revenue And Expenses [Line Items]
Other operating expenses	$ 3,292	$ 4,547